Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.2%
Security	Shares	Value
BlackRock California Municipal Income Trust	135,613	$ 1,493,099
Total Closed-End Funds (identified cost $1,448,898)		$ 1,493,099

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.954%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$415	$ 414,963
Total Tax-Exempt Mortgage-Backed Securities (identified cost $414,973)		$ 414,963

Tax-Exempt Municipal Obligations — 94.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$2,910	$ 2,844,559
Virginia Resources Authority, (Pooled Financing Program), 4.125%, 11/1/40	190	199,677
		$ 3,044,236
Education — 6.2%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$300	$ 298,918
Clemson University, SC:
5.00%, 5/1/43	195	212,257
5.00%, 5/1/50	475	505,229
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 5.00%, 6/1/35(1)	1,160	1,196,670
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 4.125%, 7/1/41	545	545,021
Connecticut Health and Educational Facilities Authority, (Yale University), 3.50%, 7/1/36(3)	4,000	4,000,000
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,300	2,404,324
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	2,140,228
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/44	490	542,469
Security	Principal Amount (000's omitted)	Value
Education (continued)
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	$25	$ 24,315
5.00%, 10/1/43	670	709,270
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/46	2,110	2,007,029
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,095	3,138,731
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,774,619
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	853,535
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	310	311,153
5.00%, 12/15/38(1)	2,690	2,723,238
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	138,051
5.00%, 6/15/49(1)	260	239,434
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	796,439
5.00%, 4/1/50(1)	1,060	984,996
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,144,734
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,500	1,446,478
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/39	2,095	2,328,288
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center), 5.00%, 4/1/50	895	923,375
Texas Tech University System, 4.00%, 2/15/43	3,740	3,658,442
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	1,250	1,234,553
University of Alabama:
3.00%, 6/1/38	1,280	1,158,478
4.00%, 7/1/43	2,115	2,092,056
4.00%, 7/1/54	90	82,631
University of Delaware, (SPA: TD Bank, N.A.), 4.00%, 11/1/35(3)	1,800	1,800,000
Vermont Educational and Health Buildings Financing Agency, (Middlebury College):
5.00%, 11/1/39	1,900	2,093,048
5.00%, 11/1/40	1,470	1,606,932

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	$390	$ 416,897
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	2,755	2,555,784
		$ 48,087,622
Electric Utilities — 1.9%
Fayetteville, NC, Public Works Commission Revenue, 4.00%, 3/1/47(4)	$4,250	$ 4,115,553
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,121,561
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,030	1,030,309
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,116,101
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,656,038
5.00%, 12/1/41	1,000	1,083,721
5.25%, 12/1/33	1,870	2,136,497
5.25%, 12/1/34	1,940	2,203,756
		$ 14,463,536
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 54,630
		$ 54,630
General Obligations — 22.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,830	$ 4,735,902
Anne Arundel County, MD:
5.00%, 10/1/42	2,635	2,923,946
5.00%, 10/1/46	1,610	1,661,149
Arlington County, VA, 4.00%, 6/15/42	400	407,387
Baldwin County, AL, 5.00%, 4/1/43	270	287,785
Bath Community Schools, MI:
5.00%, 5/1/41(4)	900	979,713
5.00%, 5/1/42(4)	600	648,063
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,974,268
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	2,220	2,028,976
3.25%, 8/1/44	3,830	3,360,734
Bradley, IL:
5.00%, 12/15/43(4)	1,210	1,283,505
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bradley, IL: (continued)
5.00%, 12/15/44(4)	$850	$ 894,693
Caledonia Community Schools, MI:
5.00%, 5/1/42	500	545,590
5.00%, 5/1/43	500	540,534
5.00%, 5/1/45	225	237,220
California:
5.00%, 8/1/41	2,755	3,122,376
5.00%, 11/1/42	5,000	5,457,007
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	2,395	2,659,060
Cecil County, MD, 4.50%, 8/1/53	2,750	2,780,004
Charter Township of White Lake, MI:
5.00%, 3/1/42	1,985	2,143,848
5.00%, 3/1/45	700	738,536
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,900,709
5.00%, 12/1/42	4,475	4,230,937
5.25%, 12/1/35	935	934,991
5.25%, 12/1/39	5,365	5,290,956
5.50%, 12/1/37	5,000	5,188,569
5.50%, 12/1/45(4)	500	489,713
Connecticut:
5.00%, 8/15/41	1,000	1,117,889
Social Bonds, 5.00%, 1/15/39	750	845,616
Cromwell, CT:
4.00%, 4/15/45	385	387,607
4.125%, 4/15/50	2,500	2,491,399
4.25%, 4/15/55	3,060	3,065,591
Cupertino Union School District, CA, (Election of 2024), 5.75%, 8/1/43	1,500	1,752,650
Darien, CT, 4.00%, 4/15/39	595	618,757
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,765	3,091,003
East Jackson Community Schools, MI:
5.00%, 5/1/41	840	904,327
5.00%, 5/1/43	500	527,969
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,158,517
Fairfield, CT, 4.00%, 7/1/42	695	711,852
Falls Church, VA, 3.00%, 7/15/42	1,445	1,241,345
Fillmore County School District No. 25, NE, 4.625%, 6/15/45	1,085	1,077,239
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	105	103,350
Francis Howell R-III School District, MO, Prerefunded to 3/1/28, 2.00%, 3/1/40	2,410	2,365,524

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	$1,715	$ 1,716,298
4.00%, 2/15/35	2,000	2,000,735
Grand Rapids, MI:
5.00%, 4/1/44	500	537,134
5.00%, 4/1/45	315	337,010
Grayson County Junior College District, TX, 4.00%, 2/15/49	1,890	1,760,455
Grosse Pointe Farms, MI, 4.00%, 10/1/42	50	50,456
Guilford County, NC, 4.00%, 3/1/45	1,615	1,609,050
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	1,161,735
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/37	250	160,801
0.00%, 8/1/40	480	255,707
0.00%, 8/1/41	500	249,512
0.00%, 8/1/44	350	142,042
Huffman Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	1,930	2,108,088
Illinois:
4.00%, 7/1/37	2,000	1,999,643
5.50%, 5/1/39	1,980	2,121,295
5.75%, 5/1/45	1,770	1,866,549
Islip, NY:
4.00%, 4/1/41	1,395	1,444,894
4.125%, 4/1/42	875	902,715
Kenosha County, WI:
1.50%, 9/1/29	445	415,462
1.50%, 9/1/30	360	327,043
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/48	1,330	1,292,704
Lafourche Parish School District No. 1, LA:
5.00%, 3/1/42	550	583,873
5.00%, 3/1/45	1,000	1,040,214
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/36	7,000	8,140,794
Little Rock School District, AR, 4.00%, 2/1/43(4)	2,820	2,788,572
Long Beach Community College District, CA:
5.00%, 8/1/44	1,250	1,379,398
5.00%, 8/1/45	1,250	1,369,292
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 7/1/43	895	993,705
Lynchburg, VA, 2.375%, 8/1/40	1,245	995,542
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,655	2,465,144
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	$600	$ 590,856
Maryland, 3.00%, 8/1/31	80	80,111
Mecklenburg County, NC, 2.00%, 3/1/36	2,000	1,714,179
Menlo Park City School District, CA, (Election of 2024), 4.00%, 7/1/53	2,145	2,044,139
Metropolitan District, CT:
4.00%, 9/1/42	2,000	2,038,625
4.125%, 9/1/43	2,000	2,038,560
4.25%, 9/1/45	175	177,672
Metropolitan Government of Nashville and Davidson County, TN:
4.00%, 1/1/44	1,000	975,603
4.00%, 1/1/45	2,730	2,641,972
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,750	1,911,547
New York, NY, 5.25%, 10/1/51	3,500	3,742,076
Oklahoma County, OK, 4.00%, 11/1/44(4)	1,970	1,928,156
Oregon, 5.00%, 5/15/50	1,805	1,864,760
Oregon City School District No. 62, OR, 5.00%, 6/15/43	950	1,033,339
Pioneer School District No. 402, WA, 5.00%, 12/1/38	190	213,780
Pleasanton Unified School District, CA, (Election of 2022):
4.25%, 8/1/46	855	867,830
5.00%, 8/1/38	1,160	1,370,034
5.00%, 8/1/39	1,385	1,621,171
Portage Community School District, WI:
4.00%, 3/1/44	250	241,493
5.00%, 3/1/41	200	215,992
Prince George's County, MD, 5.00%, 8/1/42	330	366,678
Puerto Rico, 0.00%, 7/1/33	489	353,453
Richland County, SC, 5.00%, 3/1/39	1,000	1,142,157
Richmond, VA, 2.00%, 7/15/36	250	207,741
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/44	260	259,549
Salinas Union High School District, CA, (Election of 2020), 5.00%, 8/1/44	1,000	1,102,659
Salinas Union High School District, CA, (Election of 2024), 5.00%, 8/1/42	1,335	1,505,577
San Diego Unified School District, CA, (Election of 2008), 5.00%, 7/1/43	750	840,408
San Diego Unified School District, CA, (Election of 2018):
5.00%, 7/1/43	1,520	1,703,226
5.00%, 7/1/46	1,270	1,384,557
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	190	183,444

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
4.25%, 8/1/52	$1,350	$ 1,349,567
5.00%, 8/1/43	1,170	1,290,018
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,420	1,422,929
Spring Lake Public Schools, MI, 5.00%, 5/1/39	500	564,361
Storey County School District, NV, (PSF Guaranteed), 4.00%, 6/1/44	365	364,366
Suffolk, VA:
4.00%, 2/1/41	1,630	1,677,535
4.00%, 2/1/42	590	601,496
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54	4,150	4,429,587
Union R-XI School District, MO, 5.00%, 3/1/43	715	756,261
Virginia, 4.00%, 6/1/41	930	966,040
Washington and Clackamas Counties School District No. 23J, OR, 5.00%, 6/15/44	1,875	2,036,978
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,583,517
Williston Basin School District #007, ND, 4.125%, 8/1/43	25	24,561
		$175,551,228
Hospital — 8.2%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.90%, 1/1/46(3)	$1,165	$ 1,165,000
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,133,799
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,673,250
6.00%, 6/1/51	4,715	4,724,480
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,867,788
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	395	374,749
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	497,562
4.00%, 11/1/30	1,605	1,576,152
5.00%, 11/1/26	1,375	1,383,538
5.00%, 11/1/27	1,440	1,457,292
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,013,186
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,220	1,141,703
4.00%, 1/1/48	2,865	2,620,468
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	$2,000	$ 1,843,902
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,581,301
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,687,071
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,801,358
4.00%, 11/15/49	2,640	2,361,938
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,273
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,228,565
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,398,344
5.25%, 4/1/34	1,700	1,360,167
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (LOC: Truist Bank), 4.05%, 11/1/61(3)	1,750	1,750,000
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 3.95%, 7/1/52(3)	3,750	3,750,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	480,446
5.00%, 11/15/33	400	426,796
5.00%, 11/15/35	375	397,286
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,551,783
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	3,080	2,941,165
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,220	1,112,385
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,290	3,054,226
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,242,856
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,213
		$ 63,102,042
Housing — 9.0%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$1,410	$ 1,422,793
Alaska Housing Finance Corp., 4.65%, 6/1/51	1,445	1,446,874
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,904,387

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	$2,000	$ 2,132,087
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	625	587,231
1.10%, 11/15/29	3,815	3,448,703
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	200	201,872
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,845	2,888,626
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,652,370
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 4.00%, 7/1/47(3)	2,300	2,300,000
Inlivian, NC, (Barton South), (FNMA), 5.05%, 2/1/43	1,675	1,786,264
King County Housing Authority, WA:
5.00%, 7/1/40	445	467,385
5.375%, 7/1/45	260	273,814
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	3,510	3,540,409
Maine Housing Authority, Social Bonds, 4.50%, 11/15/45	900	899,992
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	790	806,009
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,005	1,026,400
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,963,664
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.45%, 7/1/44	3,410	3,467,159
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	289,115
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Trinity Flats Apartments), (FNMA), 5.10%, 7/1/44	585	621,319
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	2,009,342
Social Bonds, 4.45%, 12/1/49	700	688,779
Social Bonds, 4.50%, 12/1/40	2,415	2,466,339
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,207,809
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series C, 4.55%, 9/1/44	80	81,205
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	1,860	1,889,644
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	315	320,282
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	$500	$ 500,439
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	839,801
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,515,930
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,242,187
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,820	1,857,143
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	2,017,090
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,260,992
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	310	319,594
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,651,679
5.00%, 6/1/39	1,595	1,620,407
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	3,370	3,360,683
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,480	2,539,963
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,580	1,623,335
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	2,043,690
Virginia Housing Development Authority, 5.125%, 11/1/43	150	156,367
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA), 4.25%, 2/1/41	1,930	1,967,769
		$ 69,306,942
Industrial Development Revenue — 4.8%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.95%, 7/1/49(3)	$4,950	$ 4,950,000
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	2,545	2,596,359
(AMT), 5.50%, 7/15/36	3,750	4,125,333
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,533,460

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	$5,500	$ 4,565,856
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	215,003
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,488,644
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,126,982
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,111,632
(AMT), 6.00%, 4/1/35	1,385	1,529,681
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,000,215
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,392,069
		$ 36,635,234
Insured - Education — 1.7%
College of Charleston, SC, (AG), 4.25%, 4/1/45	$3,865	$ 3,861,165
Eastern Michigan University:
(BAM), 5.00%, 3/1/41	745	802,406
(BAM), 5.00%, 3/1/42	770	822,357
(BAM), 5.00%, 3/1/43	1,240	1,311,037
(BAM), 5.00%, 3/1/44	1,305	1,365,522
(BAM), 5.25%, 3/1/50	2,000	2,093,898
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	2,585	2,385,056
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana University South Quad), (AG), 5.00%, 7/1/40	700	769,489
Western Michigan University, (AG), 5.00%, 11/15/45	60	63,558
		$ 13,474,488
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AG), 5.00%, 7/1/26	$280	$ 281,053
(NPFG), 5.25%, 7/1/29	1,110	1,118,911
(NPFG), 5.25%, 7/1/30	530	534,711
(NPFG), 5.25%, 7/1/34	100	101,025
		$ 2,035,700
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 4.1%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	$1,585	$ 1,727,121
(BAM), 5.25%, 8/1/54	2,270	2,465,439
Bromley Park Metropolitan District No. 3, CO, (AG), 4.00%, 12/1/44	960	900,297
Cameron School District, WI, (BAM), 4.00%, 4/1/44	185	180,117
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,517,865
(NPFG), 0.00%, 12/1/28	1,560	1,389,733
Colfax County School District No. 58, NE, (AG), 4.25%, 12/15/45	1,630	1,629,312
Fort Bend County Municipal Management District No. 1, TX, (AG), 3.50%, 9/1/49	130	110,305
Gadsden, AL:
(BAM), 5.00%, 9/30/41	450	489,518
(BAM), 5.00%, 10/1/42	700	753,546
(BAM), 5.00%, 10/1/50	2,500	2,594,717
Generation Park Management District, TX, (AG), 3.50%, 9/1/45	1,930	1,674,304
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	2,059,873
Harris County Municipal Utility District No. 55, TX, (AG), 3.00%, 2/1/42	1,350	1,138,397
Johnson and Miami Counties Unified School District No. 230, KS, (AG), 6.00%, 9/1/40	1,700	2,031,089
Mount Horeb Area School District, WI, (AG), 4.00%, 3/1/42	2,260	2,266,125
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	1,000	1,075,332
Nassau County, NY, (AG), 4.00%, 4/1/44	2,250	2,194,616
North Platte, NE, (AG), 4.375%, 12/15/41	275	278,597
Pontiac, MI, (BAM), 5.00%, 4/1/45	390	410,091
Raindance Metropolitan District No. 2, CO, (BAM), 4.00%, 12/1/44	870	834,217
Shreveport, LA, (AG), 5.25%, 3/1/42	565	610,606
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39	1,525	1,706,293
Washington County Elementary School District No. 6, AZ, (BAM), 5.00%, 7/1/40	500	553,334
Waterstone Metropolitan District No. 1, CO:
(AG), 5.25%, 12/1/40	500	543,086
(AG), 5.25%, 12/1/45	300	318,000
		$ 31,451,930
Insured - Hospital — 0.7%
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/51	$2,500	$ 1,795,589

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	$4,220	$ 3,925,872
		$ 5,721,461
Insured - Housing — 0.1%
University of Idaho:
(AG), 5.00%, 4/1/33	$205	$ 235,010
(AG), 5.50%, 4/1/45	295	325,821
		$ 560,831
Insured - Lease Revenue/Certificates of Participation — 0.4%
Mason Building Authority, MI, (BAM), 4.25%, 10/1/50(4)	$3,430	$ 3,298,129
		$ 3,298,129
Insured - Special Tax Revenue — 1.7%
Centerton, AR, Sales and Use Tax Revenue, (AG), 4.125%, 11/1/49	$150	$ 146,230
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.25%, 6/1/42	500	557,505
Elk Grove Finance Authority, CA, (AG), 5.00%, 9/1/47	945	1,005,516
Fort Smith, AR, Sales and Use Tax Revenue:
(AG), 5.00%, 11/1/42	500	543,915
(AG), 5.00%, 11/1/43	245	263,450
Gilbert Community School District, IA, Services and Use Tax Revenue:
(AG), 4.00%, 6/1/40	500	502,524
(AG), 4.125%, 6/1/41	885	889,870
Rampart Range Metropolitan District No. 1, CO:
(AG), 5.00%, 12/1/45	385	398,885
(AG), 5.25%, 12/1/50	750	784,000
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,242,574
San Clemente Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/40	1,035	1,180,975
(BAM), 5.00%, 9/1/44	2,225	2,433,774
		$ 12,949,218
Insured - Transportation — 1.2%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/41	$250	$ 273,324
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 4.00%, 1/1/46	5,000	4,534,006
(AG), (AMT), 5.25%, 1/1/38	900	985,487
Houston, TX, Airport System Revenue, (AG), (AMT), 5.00%, 7/1/38	1,000	1,084,690
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$185	$ 185,350
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AG), (AMT), 4.00%, 7/1/32	2,000	1,999,705
		$ 9,062,562
Insured - Water and Sewer — 1.1%
Bennett, CO, Wastewater Revenue:
(AG), 4.125%, 12/1/49	$2,195	$ 2,108,963
(AG), 5.00%, 12/1/41	825	899,614
Benton Washington Regional Public Water Authority, AR, Green Bonds, (BAM), 4.625%, 10/1/55	325	323,607
Central Weld County Water District, CO, (BAM), 5.00%, 12/1/54	475	493,607
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), Water and Wastewater Revenue, (AG), 4.00%, 9/1/44	80	77,292
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/43(4)	525	555,458
(BAM), 5.00%, 1/1/45(4)	1,110	1,157,570
Hot Springs, AR, Wastewater Revenue:
Green Bonds, (BAM), 4.125%, 12/1/45	690	679,227
Green Bonds, (BAM), 4.375%, 12/1/50	1,405	1,378,143
Southwestern Pennsylvania Water Authority, (AG), 3.00%, 9/15/32	450	450,007
		$ 8,123,488
Lease Revenue/Certificates of Participation — 3.6%
Castle Rock, CO, 5.25%, 12/1/43	$1,040	$ 1,145,388
College of Western Idaho:
4.25%, 8/1/45(4)	535	521,281
4.50%, 8/1/55(4)	500	488,038
5.25%, 8/1/50(4)	565	592,874
Crothersville 2000 School Building Corp., IN:
5.00%, 1/15/41	500	537,102
5.00%, 1/15/43	300	316,049
5.00%, 1/15/44	200	209,573
Evergreen Park and Recreation District, CO:
4.375%, 12/1/43	175	175,916
4.50%, 12/1/44	220	221,529
Hamilton Southeastern Consolidated School Building Corp., IN:
5.00%, 7/15/41	480	522,210
5.00%, 7/15/43	1,545	1,645,478

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Hamilton Southeastern Consolidated School Building Corp., IN: (continued)
5.00%, 1/15/45	$350	$ 367,902
Hancock County Redevelopment Authority, IN, 4.125%, 2/15/45	755	722,729
IPS Multi-School Building Corp., IN, 5.00%, 7/15/44(4)	1,175	1,248,743
Iredell County, NC, 4.00%, 4/1/44	135	133,042
Knightdale, NC, 4.00%, 3/1/43	20	19,809
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	2,370	2,398,056
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools), 5.00%, 9/1/39	770	812,737
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/37	420	465,068
5.00%, 7/15/38	400	439,516
Oklahoma Development Finance Authority, 4.00%, 6/1/43	935	913,383
Pennsylvania, 5.00%, 7/1/43	2,160	2,211,964
Richland-Bean Blossom 2000 School Building Corp., IN, 5.00%, 7/15/43(4)	1,275	1,351,375
Snowmass Village, CO:
4.25%, 12/1/40	790	805,678
4.75%, 12/1/55	1,400	1,390,757
Telluride, CO, 5.00%, 12/1/45	350	372,291
Vail, CO, 5.375%, 12/1/55	1,500	1,607,016
Virginia Public Building Authority, 4.00%, 8/1/41	915	914,898
Westfield Redevelopment Authority, IN:
4.125%, 7/15/43(4)	1,075	1,047,052
4.125%, 7/15/44(4)	640	614,352
4.25%, 1/15/45(4)	1,125	1,090,883
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	701,071
Winston-Salem, NC:
5.00%, 6/1/36	700	807,161
5.00%, 6/1/42	540	589,743
		$ 27,400,664
Other Revenue — 3.4%
Black Belt Energy Gas District, AL:
3.59%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,961,451
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,654,145
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,930	5,239,098
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 3.92%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	$2,300	$ 2,295,537
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	545	554,557
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,484,168
Series B, 5.00%, 1/1/32(1)	1,000	1,020,047
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,131,353
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,796,811
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,346,116
5.00% to 6/1/35 (Put Date), 1/1/56	500	535,676
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.581%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,675	1,678,057
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	740	740,707
		$ 26,437,723
Senior Living/Life Care — 7.3%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$1,955	$ 1,863,194
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,731,648
5.00%, 11/15/27	1,320	1,321,402
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	774,780
5.00%, 11/1/27	325	329,584
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	304,192
5.00%, 11/15/29	315	319,687
5.00%, 11/15/30	330	334,981
5.375%, 11/15/55	300	294,883
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	596,656
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/26	350	352,371
5.00%, 5/15/27	400	408,497
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	360	360,420

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	$500	$ 506,252
5.00%, 12/1/39	370	363,361
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	140	139,481
Howard County, MD, (Vantage House):
5.00%, 4/1/26	345	344,769
5.00%, 4/1/36	1,985	1,971,511
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,115
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.92%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,085,311
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	750	773,372
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	307,416
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	202,039
4.00%, 12/1/31	150	151,495
4.00%, 12/1/32	200	201,644
4.00%, 12/1/33	100	100,603
4.00%, 12/1/34	200	200,652
4.00%, 12/1/35	350	350,321
4.00%, 12/1/36	350	347,724
4.00%, 12/1/38	400	390,675
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,900,633
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	924,732
5.75%, 7/1/54(1)	1,725	1,726,180
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,286,473
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/26	1,040	1,041,741
5.00%, 1/1/27	1,095	1,110,376
5.00%, 1/1/29	1,205	1,222,447
5.00%, 1/1/30	630	639,318
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	434,643
5.00%, 7/1/33	285	286,433
5.00%, 7/1/34	195	195,367
5.00%, 7/1/39	2,450	2,421,633
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group): (continued)
5.00%, 7/1/49	$3,020	$ 2,697,023
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,090	1,082,015
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,081
5.00%, 5/15/30	300	300,100
5.00%, 5/15/31	775	783,882
5.00%, 5/15/32	650	657,045
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,551,131
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,195	1,226,151
5.00%, 5/15/39	480	482,733
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	625	628,446
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,693,974
5.00%, 4/1/29	1,000	1,011,677
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,973,118
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	215	214,893
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	512,261
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,237,516
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	549,546
5.00%, 11/15/29	400	407,357
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	587,294
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,015,355
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	195	194,700
5.00%, 7/1/31(1)	985	991,087
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	145	144,462

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	$840	$ 846,653
5.00%, 1/1/28(1)	445	451,909
5.00%, 1/1/29(1)	460	470,645
5.00%, 1/1/34(1)	500	512,064
		$ 56,467,130
Special Tax Revenue — 2.3%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 294,103
3.50%, 6/1/39(1)	650	590,185
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	500,869
2.55%, 7/1/46	1,265	896,904
4.50%, 7/1/44	700	713,464
Durango, CO, Sales and Use Tax Revenue:
5.00%, 12/1/42(4)	200	220,376
5.00%, 12/1/43(4)	400	436,116
5.00%, 12/1/44(4)	450	486,501
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,625	1,850,212
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,710	1,636,456
Juban Crossing Economic Development District, LA, (General Infrastructure Projects), 5.00%, 9/15/49	1,960	1,988,316
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	500	559,080
5.00%, 7/1/37	500	554,606
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	85	78,722
4.25%, 12/1/54	725	671,213
Maryland Department of Transportation, 2.50%, 10/1/33	470	446,149
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	2,048,984
Omaha, NE, Special Tax Revenue Redevelopment Bonds, 4.00%, 4/15/54	1,875	1,730,562
Oxford City Board of Education, AL, 4.00%, 5/1/50	1,480	1,354,193
South Village Community Development District, FL:
3.25%, 5/1/27	95	94,466
4.35%, 5/1/26	60	60,111
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	500	503,390
		$ 17,714,978
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.4%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.125%, 11/15/40	$2,390	$ 2,366,408
(AMT), 5.00%, 11/15/39	845	883,348
		$ 3,249,756
Transportation — 8.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), Toll Bridge Revenue, 3.67%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,186,785
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/38	2,485	2,691,407
(AMT), 5.00%, 1/1/39	1,500	1,612,856
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,784,044
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,500	1,613,957
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	3,080	3,245,851
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,051,542
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/38	1,600	1,727,273
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,445,893
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,013,748
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,667,235
(AMT), 5.00%, 5/1/37	2,100	2,131,700
(AMT), 5.00%, 5/1/37	3,000	3,045,286
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 6.50%, 6/30/60	2,500	2,757,800
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	2,055	2,062,775
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	5,022,199
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/44	5,000	5,102,204
(AMT), 5.25%, 5/1/42	4,000	4,313,879
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,193,410
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 4.00%, 1/1/33(3)	1,150	1,150,000
Virginia Port Authority, 5.25%, 7/1/50	3,500	3,749,010
		$ 63,568,854

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.5%
Allegheny County Sanitary Authority, PA, 4.00%, 12/1/41	$3,270	$ 3,306,209
Arkansas Development Finance Authority, 5.00%, 6/1/43	900	983,968
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/47	2,185	2,083,296
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	2,500	2,317,352
Mount Pleasant, SC, Water & Sewer Revenue, 4.00%, 6/1/50(4)	2,000	1,915,151
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
3.90%, 6/15/33(3)	2,600	2,600,000
5.25%, 6/15/47	2,495	2,662,953
(SPA: Barclays Bank PLC), 3.90%, 6/15/53(3)	2,500	2,500,000
(SPA: JPMorgan Chase Bank, N.A.), 3.90%, 6/15/43(3)	2,000	2,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.90%, 6/15/44(3)	1,700	1,700,000
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.95%, 5/1/54(3)	2,000	2,000,000
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	550	541,273
4.00%, 6/1/45	545	532,865
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/50	1,125	1,196,281
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	268,259
5.00%, 12/1/38	160	180,026
5.00%, 12/1/39	85	94,786
5.00%, 12/1/40	120	132,728
5.00%, 12/1/41	150	164,187
5.00%, 12/1/42	215	232,947
5.00%, 12/1/43	140	150,273
5.00%, 12/1/45	220	233,446
5.00%, 12/1/49	650	685,013
Virginia Beach, VA, Storm Water Utility Revenue:
4.00%, 11/15/44	2,115	2,094,271
4.00%, 11/15/49	2,150	2,079,369
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,351,025
Woodruff-Roebuck Water District, SC:
4.00%, 6/1/41	250	248,799
5.00%, 6/1/40	250	275,243
		$ 34,529,720
Total Tax-Exempt Municipal Obligations (identified cost $717,535,608)		$726,292,102

Taxable Municipal Obligations — 6.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,050,103
University of California, 3.349%, 7/1/29	1,150	1,130,288
		$ 2,180,391
General Obligations — 2.1%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,442,057
California:
7.50%, 4/1/34(5)	2,310	2,719,243
7.55%, 4/1/39(5)	2,725	3,333,352
Chicago, IL:
7.375%, 1/1/33	2,899	3,129,071
7.781%, 1/1/35	2,590	2,886,845
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	556,876
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,267,938
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	955,489
		$ 16,290,871
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$995	$ 1,028,947
		$ 1,028,947
Housing — 2.8%
Maine Housing Authority:
(SPA: Barclays Bank PLC), 4.10%, 11/15/52(6)	$3,500	$ 3,500,000
(SPA: TD Bank, N.A.), 4.15%, 11/15/50(6)	9,020	9,020,000
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 4.15%, 11/1/45(6)	4,000	4,000,000
Social Bonds, (SPA: TD Bank, N.A.), 4.15%, 11/1/55(6)	5,120	5,120,000
		$ 21,640,000
Insured - General Obligations — 0.2%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$675	$ 559,315
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,004,624
		$ 1,563,939

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue, (AG), 2.434%, 8/15/33	$1,505	$ 1,311,659
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,307,564
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AG), 4.00%, 9/1/26	500	498,254
		$ 3,117,477
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/38	$2,500	$ 1,217,427
		$ 1,217,427
Special Tax Revenue — 0.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 2,006,605
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	335,019
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,255	3,306,077
		$ 5,647,701
Total Taxable Municipal Obligations (identified cost $52,676,401)		$ 52,686,753
Total Investments — 101.4% (identified cost $772,075,880)		$780,886,917
Other Assets, Less Liabilities — (1.4)%		$(10,654,522)
Net Assets — 100.0%		$770,232,395
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $36,338,415 or 4.7% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(4)	When-issued security.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
At October 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	13.9%
Others, representing less than 10% individually	87.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Municipal Opportunities Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,493,099	$ —	$ —	$ 1,493,099
Tax-Exempt Mortgage-Backed Securities	—	414,963	—	414,963
Tax-Exempt Municipal Obligations	—	726,292,102	—	726,292,102
Taxable Municipal Obligations	—	52,686,753	—	52,686,753
Total Investments	$1,493,099	$779,393,818	$ —	$780,886,917
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.